SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Tax benefit of net operating loss carry-forward (NOL)	$ 247,637	$ 187,274
FIN48 reduction in NOL	(219,793)	(168,128)
Stock compensation	346,030	321,755
Research and development expenses	372,544	217,239
Other	2,432	9,354
Total deferred tax assets:	748,850	567,494
Deferred tax liabilities	(4,583)	(4,833)
Net deferred tax assets:	744,267	562,661
Valuation allowance for deferred tax assets	(744,267)	(562,661)
Deferred tax assets, net of valuation allowance